Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income available to common shareholders:	$ 175,149	$ 147,612
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	35,201,716	35,533,273
Plus weighted average number of RSUs with service conditions	435,789	673,036
Common share and common share equivalents, dilutive	35,637,505	36,206,309
Basic earnings per share:
Earnings Per Share, Basic	$ 4.98	$ 4.15
Diluted earnings per share:
Earnings Per Share, Diluted	$ 4.91	$ 4.08